Touchstone Securitized Income ETF Investment Strategy - Touchstone Securitized Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will invest, under normal market conditions, at least 80% of its assets in securitized fixed-income securities. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund's Board upon 60 days’ prior written notice to shareholders. The Fund will invest in a variety of securitized fixed-income securities, including residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), and collateralized loan obligations (“CLOs”). RMBS are fixed-income securities representing an interest in a pool of underlying residential mortgage loans, while CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real estate. The ABS in which the Fund may invest include fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. A CLO is a type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans, which may include domestic and foreign senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans.The Fund may also invest up to 20% of its assets in U.S. Treasury securities, U.S. government agency securities, securities of U.S. government-sponsored enterprises, corporate bonds, municipal bonds, and cash equivalent securities including repurchase agreements, commercial paper and variable rate demand notes. While the Fund may invest in both investment-grade debt securities and non-investment-grade debt securities, Fort Washington Investment Advisors, Inc. (“Fort Washington”), the Fund’s sub-adviser, seeks to invest at least 50% of the Fund's portfolio in investment-grade debt securities. Investment-grade debt securities are those having a rating of BBB-/Baa3 or higher from a nationally recognized statistical rating organization (“NRSRO”) or, if a rating is not available, deemed to be of comparable quality by Fort Washington. The Fund’s investment policies will be based on credit ratings at the time of purchase. The Fund may also invest in non-investment-grade debt securities. Non-investment-grade debt securities are often referred to as “junk bonds” and are considered speculative. Up to 15% of the Fund’s portfolio may be invested in securities that are non-rated by a NRSRO.In selecting investments for the Fund, Fort Washington may choose fixed-income securities that it believes are attractively priced relative to the market or to similar instruments. An investment may be determined to be “attractively priced” if it is offered at a level that is expected to yield a return greater than it historically has and/or a greater return than generally available in the market for other securities of a similar risk profile (i.e., similar credit quality, duration, liquidity and expected volatility).While the Fund may invest in securities with any maturity or duration, Fort Washington seeks to maintain an effective duration for the Fund between one and four years under normal market conditions.